Reinsurance - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Disclosures [Abstract]
Reinsurance recoveries on losses and loss expenses recorded during period	$ 700,000,000	$ 600,000,000	$ 1,100,000,000
Total reinsurance assets	3,600,000,000	3,400,000,000
Reinsurance receivable on paid losses	118,885,000	58,428,000
Unpaid losses and loss expenses recoverable	3,435,230,000	3,382,102,000
Total allowance for uncollectible reinsurance	85,500,000	107,900,000
Collateral held related to reinsurance recoverables	1,800,000,000	1,700,000,000
Total allowance recorded relating to reinsurance recoverables	41,400,000	53,300,000
Total allowance recorded relating to reinsurance balances receivable	$ 44,200,000	$ 54,600,000